Customer Accounts Receivable and Other Current Assets - Summary of Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of accounts receivables [abstract]
Research tax credit	€ 9,764	€ 10,829		€ 9,217		€ 7,228
Other tax claims	3,995	4,292		5,258
Other receivables	825	1,745		1,192
Prepaid expenses	3,201	4,265		2,054
Total	€ 8,021	€ 21,131	[1]	€ 17,721	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.